Earnings per share - Summary Of Earnings Per Share (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2019 KRW (₩) ₩ / shares shares
Basic earnings per share [abstract]
Net income attributable to common shareholders	₩ 2,542,844	$ 2,139,361	₩ 1,307,266	₩ 1,872,207
Dividends to hybrid securities | ₩	(66,250)		(48,915)	(4,362)
Net income attributable to common shareholders | ₩	₩ 2,476,594		₩ 1,258,351	₩ 1,867,845
Weighted average number of common shares outstanding | shares	724,417,375	724,417,375	722,267,681	685,000,000
Basic EPS (Unit: Korean Won) | ₩ / shares	₩ 3,419		₩ 1,742	₩ 2,727
Diluted EPS (Unit: Korean Won) | ₩ / shares	₩ 3,419		₩ 1,742	₩ 2,727